Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended			7 Months Ended	8 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 23, 2015	Jun. 30, 2014	Jul. 31, 2015	Aug. 21, 2015	Aug. 17, 2015
Subsequent Event [Line Items]
Dividends received			$ 7,298		$ 7,298
Common stock - Dividends per share declared								$ 0.06
American Depositary Shares - Series G
Subsequent Event [Line Items]
Dividends declared				$ 0.546875
American Depositary Shares - Series H
Subsequent Event [Line Items]
Dividends declared				$ 0.5390625
Navios Partners
Subsequent Event [Line Items]
Dividends received	$ 8,124	$ 7,536	16,248		14,971		$ 8,124
Navios Acquisition
Subsequent Event [Line Items]
Dividends received	$ 3,649	$ 3,649	$ 7,298		$ 7,298	$ 3,649